Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Estimated fair values of the assets acquired and liabilities assumed
Goodwill	$ 337.8	$ 338.7
Urban Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	24.0
Adjustment for working capital	4.4
Cash	4.6
Goodwill	17.8
Intangible assets	6.5
Other assets	6.1
Accrued expenses and other liabilities	(6.5)
Purchase of business	28.4
Astor Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	18.0
Cash	0.1
Goodwill	12.1
Intangible assets	5.7
Other assets	0.4
Accrued expenses and other liabilities	(0.2)
Purchase of business	18.0
Kellogg Business [Member]
Estimated fair values of the assets acquired and liabilities assumed
Agreed purchase price	22.5
Goodwill	9.1
Intangible assets	13.0
Other assets	0.4
Purchase of business	$ 22.5